Equity Incentive Plan - Additional Information (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Nov. 02, 2006
Aggregate number of shares reserved under the 2006 Equity Incentive Plan				4,053,500
Total fair value of shares vested	$ 983	$ 847	$ 2,570
Total compensation cost	$ 4,406	$ 3,963	$ 4,084
Expected weighted average recognition period of share based compensation awards	1 year 8 months 12 days